3. Summary of Significant Accounting Policies (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2015	Mar. 31, 2017	Dec. 31, 2016	Mar. 31, 2016	Dec. 31, 2014
Summary Of Significant Accounting Policies Details Narrative
Stock split share exchange	1.2847603145
Cash	$ 107,673	$ 3,128	$ 2,407	$ 2,300	$ 1,176
Allowance for doubtful accounts	$ 0	$ 0	$ 0